CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Cash dividends declared	$ 0.80